Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
Schedule of reduction of Research and Development Expenses	Such amount was reflected as a reduction of research and development expenses in the year ended December 31, 2023.
	December 31,
	2024	2023

Royalties to an ASIC designer	$-	$-